CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 3,356,061	$ 4,064,501
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Decrease in other assets	(1,099,572)	1,708,574
(Decrease) increase in accrued interest payable	(84,506)	(133,558)
Net cash provided by operating activities	8,231,948	7,675,091
Cash Flows from Investing Activities
Purchases of available for sale securities	(110,376,174)	(50,213,584)
Proceeds from calls and maturities of available for sale securities	66,891,461	41,274,632
Loan payments	21,004,213	(11,026,356)
Net cash used in investing activities	(15,761,722)	(10,434,793)
Cash Flows from Financing Activities
Repurchase of common stock	(3,888,712)	(1,594,912)
Dividends	(1,739,523)	(1,831,241)
Net cash provided by financing activities	20,809,001	34,812,891
Net increase in cash and cash equivalents	13,279,227	32,053,189
Cash and cash equivalents:
Beginning	71,414,598	39,361,409
Ending	84,693,825	71,414,598
First Clover Leaf Financial Corp.
Cash Flows from Operating Activities
Net income	3,356,061	4,064,501
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Distributions in excess of (Equity in undistributed) net income of subsidiary	1,743,670	(4,376,837)
Decrease in other assets	151,816	28,390
(Decrease) increase in accrued interest payable	(477)	148
(Decrease) increase in other liabilities	(3,004)	21,195
Net cash provided by operating activities	(351,934)	(262,603)
Cash Flows from Investing Activities
Purchases of available for sale securities		(2,999,983)
Proceeds from calls and maturities of available for sale securities		2,999,983
Loan payments	247,971	14,138
Net cash used in investing activities	247,971	14,138
Cash Flows from Financing Activities
Repurchase of common stock	(3,888,712)	(1,594,912)
Dividends	(1,739,523)	(1,831,241)
Net cash provided by financing activities	(5,628,235)	(3,426,153)
Net increase in cash and cash equivalents	(132,198)	(3,674,618)
Cash and cash equivalents:
Beginning	823,324	4,497,942
Ending	$ 691,126	$ 823,324